Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring [Member] - Level 3 [Member] - JPY (¥) ¥ in Billions	3 Months Ended			6 Months Ended
	Sep. 30, 2020		Sep. 30, 2019	Sep. 30, 2020		Sep. 30, 2019
Assets [Abstract]
Beginning balance, Assets	¥ 556		¥ 632	¥ 722	[1]	¥ 577
Total gains (losses) recognized in revenue, Assets	6		(8)	(19)	[1],[2]	5
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0	[1]	0
Purchases/ issues, Assets	108		180	188	[3],[4]	333
Sales/ redemptions, Assets	(198)		(181)	(366)	[3],[4]	(328)
Settlements, Assets	(10)		11	(25)	[1]	5
Foreign exchange movements, Assets	(8)		(2)	(11)	[1]	(19)
Transfers into Level 3, Assets	11		33	37	[3],[4],[5]	91
Transfers out of Level 3, Assets	(3)		(26)	(64)	[4],[5]	(25)
Ending balance, Assets	462	[1]	639	462	[1]	639
Liabilities [Abstract]
Beginning balance, Liabilities	487		605	441		566
Total gains (losses) recognized in revenue, Liabilities	(9)		3	(32)		2
Total gains (losses) recognized in other comprehensive income, Liabilities	(2)		1	2		1
Purchases/ issues, Liabilities	128		83	232		176
Sales/ redemptions, Liabilities	(84)		(98)	(175)		(154)
Settlements, Liabilities	0		0	0		0
Foreign exchange movements, Liabilities	0		0	(1)		(1)
Transfers into Level 3, Liabilities	25		12	49		38
Transfers out of Level 3, Liabilities	(15)		(20)	(24)		(44)
Ending balance, Liabilities	552		578	552		578
Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets	382		353	472		299
Total gains (losses) recognized in revenue, Assets	7		(1)	(3)	[2]	(1)
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0		0
Purchases/ issues, Assets	100		142	163	[3]	283
Sales/ redemptions, Assets	(183)		(117)	(294)	[3]	(243)
Settlements, Assets	0		0	0		0
Foreign exchange movements, Assets	(4)		(2)	(6)		(10)
Transfers into Level 3, Assets	6		20	22	[5],[6]	71
Transfers out of Level 3, Assets	(10)		(23)	(56)	[5]	(27)
Ending balance, Assets	298		372	298		372
Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets	11		12	14		13
Total gains (losses) recognized in revenue, Assets	2		0	2	[2]	0
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0		0
Purchases/ issues, Assets	22		0	22		0
Sales/ redemptions, Assets	(24)		0	(27)		(1)
Settlements, Assets	0		0	0		0
Foreign exchange movements, Assets	0		0	0		0
Transfers into Level 3, Assets	0		0	0	[5],[6]	0
Transfers out of Level 3, Assets	(1)		(2)	(1)	[5]	(2)
Ending balance, Assets	10		10	10		10
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets	37		26	31		26
Total gains (losses) recognized in revenue, Assets	1		1	3	[2]	2
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0		0
Purchases/ issues, Assets	11		0	17	[3]	0
Sales/ redemptions, Assets	0		(1)	(2)	[3]	(1)
Settlements, Assets	0		0	0		0
Foreign exchange movements, Assets	0		0	0		(1)
Transfers into Level 3, Assets	0		0	0	[5],[6]	0
Transfers out of Level 3, Assets	0		0	0	[5]	0
Ending balance, Assets	49		26	49		26
Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets	2		1	2		1
Total gains (losses) recognized in revenue, Assets	0		0	0	[2]	0
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0		0
Purchases/ issues, Assets	0		0	0	[3]	0
Sales/ redemptions, Assets	0		0	0	[3]	0
Settlements, Assets	0		0	0		0
Foreign exchange movements, Assets	0		0	0		0
Transfers into Level 3, Assets	0		0	0	[5],[6]	0
Transfers out of Level 3, Assets	0		0	0	[5]	0
Ending balance, Assets	2		1	2		1
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets	10		6	8		5
Total gains (losses) recognized in revenue, Assets	0		0	0	[2]	0
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0		0
Purchases/ issues, Assets	5		7	11	[3]	16
Sales/ redemptions, Assets	(4)		(8)	(7)	[3]	(16)
Settlements, Assets	0		0	0		0
Foreign exchange movements, Assets	0		0	0		0
Transfers into Level 3, Assets	2		1	3	[5],[6]	2
Transfers out of Level 3, Assets	0		0	(2)	[5]	(1)
Ending balance, Assets	13		6	13		6
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets	207		195	228		160
Total gains (losses) recognized in revenue, Assets	2		0	(1)	[2]	(1)
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0		0
Purchases/ issues, Assets	14		22	25	[3]	39
Sales/ redemptions, Assets	(86)		(41)	(115)	[3]	(60)
Settlements, Assets	0		0	0		0
Foreign exchange movements, Assets	(3)		(1)	(3)		(6)
Transfers into Level 3, Assets	4		19	19	[5],[6]	63
Transfers out of Level 3, Assets	(9)		(17)	(24)	[5]	(18)
Ending balance, Assets	129		177	129		177
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets	1		2	1		2
Total gains (losses) recognized in revenue, Assets	1		0	0	[2]	0
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0		0
Purchases/ issues, Assets	0		0	1	[3]	0
Sales/ redemptions, Assets	0		0	0	[3]	0
Settlements, Assets	0		0	0		0
Foreign exchange movements, Assets	0		0	0		0
Transfers into Level 3, Assets	0		0	0	[5],[6]	0
Transfers out of Level 3, Assets	0		0	0	[5]	0
Ending balance, Assets	2		2	2		2
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets	21		3	62		3
Total gains (losses) recognized in revenue, Assets	0		0	0	[2]	(1)
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0		0
Purchases/ issues, Assets	0		31	10	[3]	33
Sales/ redemptions, Assets	(1)		(7)	(29)	[3]	(8)
Settlements, Assets	0		0	0		0
Foreign exchange movements, Assets	0		0	(1)		0
Transfers into Level 3, Assets	0		0	0	[5],[6]	0
Transfers out of Level 3, Assets	0		(1)	(22)	[5]	(1)
Ending balance, Assets	20		26	20		26
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets	82		80	94		69
Total gains (losses) recognized in revenue, Assets	0		1	(5)	[2]	4
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0		0
Purchases/ issues, Assets	25		64	41	[3]	106
Sales/ redemptions, Assets	(44)		(42)	(66)	[3]	(74)
Settlements, Assets	0		0	0		0
Foreign exchange movements, Assets	(1)		0	(2)		(2)
Transfers into Level 3, Assets	0		0	0	[5],[6]	0
Transfers out of Level 3, Assets	0		0	0	[5]	0
Ending balance, Assets	62		103	62		103
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets	11		27	32		19
Total gains (losses) recognized in revenue, Assets	1		(3)	(2)	[2]	(5)
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0		0
Purchases/ issues, Assets	23		10	36	[3]	81
Sales/ redemptions, Assets	(24)		(10)	(48)	[3]	(74)
Settlements, Assets	0		0	0		0
Foreign exchange movements, Assets	0		0	0		(1)
Transfers into Level 3, Assets	0		0	0	[5],[6]	6
Transfers out of Level 3, Assets	0		(3)	(7)	[5]	(5)
Ending balance, Assets	11		21	11		21
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets	0		1	0		1
Total gains (losses) recognized in revenue, Assets	0		0	0	[2]	0
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0		0
Purchases/ issues, Assets	0		8	0	[3]	8
Sales/ redemptions, Assets	0		(8)	0	[3]	(9)
Settlements, Assets	0		0	0		0
Foreign exchange movements, Assets	0		(1)	0		0
Transfers into Level 3, Assets	0		0	0	[5],[6]	0
Transfers out of Level 3, Assets	0		0	0	[5]	0
Ending balance, Assets	0		0	0		0
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	(16)		2	19	[1]	(8)
Total gains (losses) recognized in revenue, Assets	(6)		4	(28)	[1],[2]	7
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0	[1]	0
Purchases/ issues, Assets	0		0	0	[3],[4]	0
Sales/ redemptions, Assets	0		0	0	[3],[4]	0
Settlements, Assets	(8)		0	(15)	[1]	0
Foreign exchange movements, Assets	0		0	0	[1]	0
Transfers into Level 3, Assets	5		0	13	[3],[4],[5]	3
Transfers out of Level 3, Assets	6		10	(8)	[4],[5]	14
Ending balance, Assets	(19)	[1]	16	(19)	[1]	16
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	(66)		(54)	(54)	[1]	(54)
Total gains (losses) recognized in revenue, Assets	2		(4)	(4)	[1],[2]	5
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0	[1]	0
Purchases/ issues, Assets	0		0	0	[3],[4]	0
Sales/ redemptions, Assets	0		0	0	[3],[4]	0
Settlements, Assets	4		10	1	[1]	1
Foreign exchange movements, Assets	0		0	0	[1]	0
Transfers into Level 3, Assets	(2)		0	(4)	[3],[4],[5]	1
Transfers out of Level 3, Assets	4		2	3	[4],[5]	1
Ending balance, Assets	(58)	[1]	(46)	(58)	[1]	(46)
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	(8)		(9)	(1)	[1]	(8)
Total gains (losses) recognized in revenue, Assets	(4)		(2)	(10)	[1],[2]	(3)
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0	[1]	0
Purchases/ issues, Assets	0		0	0	[3],[4]	0
Sales/ redemptions, Assets	0		0	0	[3],[4]	0
Settlements, Assets	(4)		(2)	(2)	[1]	(1)
Foreign exchange movements, Assets	0		0	0	[1]	0
Transfers into Level 3, Assets	0		(10)	(3)	[3],[4],[5]	(11)
Transfers out of Level 3, Assets	1		0	1	[4],[5]	0
Ending balance, Assets	(15)	[1]	(23)	(15)	[1]	(23)
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	0		15	7	[1]	20
Total gains (losses) recognized in revenue, Assets	0		(6)	2	[1],[2]	(13)
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0	[1]	0
Purchases/ issues, Assets	0		0	0	[3],[4]	0
Sales/ redemptions, Assets	0		0	0	[3],[4]	0
Settlements, Assets	(2)		3	(9)	[1]	5
Foreign exchange movements, Assets	0		0	0	[1]	(1)
Transfers into Level 3, Assets	0		0	(3)	[3],[4],[5]	0
Transfers out of Level 3, Assets	2		1	3	[4],[5]	2
Ending balance, Assets	0	[1]	13	0	[1]	13
Commodity contracts [Member]
Assets [Abstract]
Beginning balance, Assets			0			0
Total gains (losses) recognized in revenue, Assets			0			0
Total gains (losses) recognized in other comprehensive income, Assets			0			0
Purchases/ issues, Assets			0			0
Sales/ redemptions, Assets			0			0
Settlements, Assets			0			0
Foreign exchange movements, Assets			0			0
Transfers into Level 3, Assets			0			0
Transfers out of Level 3, Assets			0			0
Ending balance, Assets			0			0
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	(90)		(46)	(29)	[1]	(50)
Total gains (losses) recognized in revenue, Assets	(8)		(8)	(40)	[1],[2]	(4)
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0	[1]	0
Purchases/ issues, Assets	0		0	0	[3],[4]	0
Sales/ redemptions, Assets	0		0	0	[3],[4]	0
Settlements, Assets	(10)		11	(25)	[1]	5
Foreign exchange movements, Assets	0		0	0	[1]	(1)
Transfers into Level 3, Assets	3		(10)	3	[3],[4],[5]	(7)
Transfers out of Level 3, Assets	13		13	(1)	[4],[5]	17
Ending balance, Assets	(92)	[1]	(40)	(92)	[1]	(40)
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets	292		307	443	[1]	249
Total gains (losses) recognized in revenue, Assets	(1)		(9)	(43)	[1],[2]	(5)
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0	[1]	0
Purchases/ issues, Assets	100		142	163	[3],[4]	283
Sales/ redemptions, Assets	(183)		(117)	(294)	[3],[4]	(243)
Settlements, Assets	(10)		11	(25)	[1]	5
Foreign exchange movements, Assets	(4)		(2)	(6)	[1]	(11)
Transfers into Level 3, Assets	9		10	25	[3],[4],[5]	64
Transfers out of Level 3, Assets	3		(10)	(57)	[4],[5]	(10)
Ending balance, Assets	206	[1]	332	206	[1]	332
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets	98		126	96	[1]	129
Total gains (losses) recognized in revenue, Assets	2		0	3	[1],[2]	1
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0	[1]	0
Purchases/ issues, Assets	8		33	25	[3],[4]	43
Sales/ redemptions, Assets	(15)		(48)	(36)	[3],[4]	(58)
Settlements, Assets	0		0	0	[1]	0
Foreign exchange movements, Assets	(1)		0	(2)	[1]	(5)
Transfers into Level 3, Assets	2		21	9	[3],[4],[5]	21
Transfers out of Level 3, Assets	(6)		(16)	(7)	[4],[5]	(15)
Ending balance, Assets	88	[1]	116	88	[1]	116
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets	19		26	15	[1]	33
Total gains (losses) recognized in revenue, Assets	(1)		0	0	[1],[2]	0
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0	[1]	0
Purchases/ issues, Assets	0		0	0	[3],[4]	0
Sales/ redemptions, Assets	0		(16)	0	[3],[4]	(26)
Settlements, Assets	0		0	0	[1]	0
Foreign exchange movements, Assets	0		0	0	[1]	(1)
Transfers into Level 3, Assets	0		2	3	[3],[4],[5]	6
Transfers out of Level 3, Assets	0		0	0	[4],[5]	0
Ending balance, Assets	18	[1]	12	18	[1]	12
Other [Member]
Assets [Abstract]
Beginning balance, Assets	147		173	168	[1]	166
Total gains (losses) recognized in revenue, Assets	6		1	21	[1],[2]	9
Total gains (losses) recognized in other comprehensive income, Assets	0		0	0	[1]	0
Purchases/ issues, Assets	0		5	0	[3],[4]	7
Sales/ redemptions, Assets	0		0	(36)	[3],[4]	(1)
Settlements, Assets	0		0	0	[1]	0
Foreign exchange movements, Assets	(3)		0	(3)	[1]	(2)
Transfers into Level 3, Assets	0		0	0	[3],[4],[5]	0
Transfers out of Level 3, Assets	0		0	0	[4],[5]	0
Ending balance, Assets	150	[1]	179	150	[1]	179
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities	4		4	2		0
Total gains (losses) recognized in revenue, Liabilities	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities	0		0	0		0
Purchases/ issues, Liabilities	5		0	8		4
Sales/ redemptions, Liabilities	(3)		(1)	(5)		(1)
Settlements, Liabilities	0		0	0		0
Foreign exchange movements, Liabilities	0		0	0		0
Transfers into Level 3, Liabilities	0		0	1		0
Transfers out of Level 3, Liabilities	(1)		0	(1)		0
Ending balance, Liabilities	5		3	5		3
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities	1		0	0		0
Total gains (losses) recognized in revenue, Liabilities	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities	0		0	0		0
Purchases/ issues, Liabilities	(1)		0	0		0
Sales/ redemptions, Liabilities	0		0	0		0
Settlements, Liabilities	0		0	0		0
Foreign exchange movements, Liabilities	0		0	0		0
Transfers into Level 3, Liabilities	0		0	0		0
Transfers out of Level 3, Liabilities	0		0	0		0
Ending balance, Liabilities	0		0	0		0
Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities	0		0
Total gains (losses) recognized in revenue, Liabilities	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities	0		0	0		0
Purchases/ issues, Liabilities	0		0	0		0
Sales/ redemptions, Liabilities	0		0	0		0
Settlements, Liabilities	0		0	0		0
Foreign exchange movements, Liabilities	0		0	0		0
Transfers into Level 3, Liabilities	0		0	0		0
Transfers out of Level 3, Liabilities	0		0	0		0
Ending balance, Liabilities	0		0	0		0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities	2		1	1		0
Total gains (losses) recognized in revenue, Liabilities	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities	0		0	0		0
Purchases/ issues, Liabilities	1		0	2		1
Sales/ redemptions, Liabilities	0		0	(1)		0
Settlements, Liabilities	0		0	0		0
Foreign exchange movements, Liabilities	0		0	0		0
Transfers into Level 3, Liabilities	0		0	1		0
Transfers out of Level 3, Liabilities	(1)		0	(1)		0
Ending balance, Liabilities	2		1	2		1
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities	1		3	1		0
Total gains (losses) recognized in revenue, Liabilities	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities	0		0	0		0
Purchases/ issues, Liabilities	5		0	6		3
Sales/ redemptions, Liabilities	(3)		(1)	(4)		(1)
Settlements, Liabilities	0		0	0		0
Foreign exchange movements, Liabilities	0		0	0		0
Transfers into Level 3, Liabilities	0		0	0		0
Transfers out of Level 3, Liabilities	0		0	0		0
Ending balance, Liabilities	3		2	3		2
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities	0		0	0		0
Total gains (losses) recognized in revenue, Liabilities	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities	0		0	0		0
Purchases/ issues, Liabilities	0		0	0		0
Sales/ redemptions, Liabilities	0		0	0		0
Settlements, Liabilities	0		0	0		0
Foreign exchange movements, Liabilities	0		0	0		0
Transfers into Level 3, Liabilities	0		0	0		0
Transfers out of Level 3, Liabilities	0		0	0		0
Ending balance, Liabilities	0		0	0		0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities	30		43	29		31
Total gains (losses) recognized in revenue, Liabilities	0		1	(2)		1
Total gains (losses) recognized in other comprehensive income, Liabilities	0		0	0		0
Purchases/ issues, Liabilities	59		10	84		30
Sales/ redemptions, Liabilities	(21)		(25)	(46)		(30)
Settlements, Liabilities	0		0	0		0
Foreign exchange movements, Liabilities	0		0	(1)		0
Transfers into Level 3, Liabilities	8		0	11		0
Transfers out of Level 3, Liabilities	(2)		(2)	(5)		(5)
Ending balance, Liabilities	74		25	74		25
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities	1		2	1		0
Total gains (losses) recognized in revenue, Liabilities	0		0	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities	0		0	0		0
Purchases/ issues, Liabilities	0		5	0		6
Sales/ redemptions, Liabilities	0		0	0		0
Settlements, Liabilities	0		0	0		0
Foreign exchange movements, Liabilities	0		0	0		0
Transfers into Level 3, Liabilities	0		0	0		1
Transfers out of Level 3, Liabilities	0		0	0		0
Ending balance, Liabilities	1		7	1		7
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities	447		556	409		535
Total gains (losses) recognized in revenue, Liabilities	(4)		2	(21)		1
Total gains (losses) recognized in other comprehensive income, Liabilities	(2)		1	2		1
Purchases/ issues, Liabilities	61		68	136		136
Sales/ redemptions, Liabilities	(60)		(72)	(124)		(123)
Settlements, Liabilities	0		0	0		0
Foreign exchange movements, Liabilities	0		0	0		(1)
Transfers into Level 3, Liabilities	16		12	36		37
Transfers out of Level 3, Liabilities	(11)		(18)	(17)		(39)
Ending balance, Liabilities	459		543	459		543
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities	5		0	0		0
Total gains (losses) recognized in revenue, Liabilities	(5)		0	(9)		0
Total gains (losses) recognized in other comprehensive income, Liabilities	0		0	0		0
Purchases/ issues, Liabilities	3		0	4		0
Sales/ redemptions, Liabilities	0		0	0		0
Settlements, Liabilities	0		0	0		0
Foreign exchange movements, Liabilities	0		0	0		0
Transfers into Level 3, Liabilities	1		0	1		0
Transfers out of Level 3, Liabilities	(1)		0	(1)		0
Ending balance, Liabilities	¥ 13		¥ 0	¥ 13		¥ 0

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[2]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[3]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[4]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[5]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See Quantitative and qualitative information regarding significant unobservable inputs above for the valuation inputs of each financial instruments.
[6]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the six and three months ended September 30, 2019 and 2020.